Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Contribution Plan [abstract]
Retirement benefit costs	[1]	$ 27.0	$ 32.8	$ 33.7

[1]	Refer note 42.